Interim Condensed Consolidated Statements of Comprehensive Income (Unaudited) (Parentheticals)	6 Months Ended
	Jun. 30, 2023 RM / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 RM / shares
Profit Before Income Tax [Abstract]
Earnings per share - Diluted | (per share)	RM 0.55	$ 0.12	RM 0.40